Summary of transaction and carrying value (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 10, 2023	Dec. 31, 2023	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cash	$ 2,460,664
Fair value of stock issued	2,468,500		$ 2,468,500
Balance		$ 4,511,057	$ 4,511,057
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Balance	4,929,164
Fair value of stock issued		$ 2,000,000
Amortization	(564,843)
Balance	$ 4,367,321